UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA Crescent Fund
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

ITEM 1. Schedule of Investments.

FPA Funds Trust’s

FPA Crescent Fund

Portfolio of Investments

March 31, 2014 (Unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Fair Value

TECHNOLOGY — 15.2%
Analog Devices, Inc.	3,522,000	$187,159,080
Arris Group, Inc.*	7,098,800	200,044,184
Check Point Software Technologies Ltd.*	2,680,000	181,248,400
Cisco Systems, Inc.	10,337,200	231,656,652
Google Inc.*	215,700	240,399,807
Intel Corporation	5,727,900	147,837,099
Microsoft Corporation	14,980,000	614,030,200
Oracle Corporation	14,251,000	584,861,040
QUALCOMM, Inc.	2,100,000	165,606,000
TE Connectivity Ltd	1,673,200	100,743,372
		$2,653,585,834
FINANCIAL SERVICES — 7.6%
Alleghany Corporation*	268,776	$109,493,967
American International Group, Inc.	5,935,000	296,809,350
Aon Corporation (Great Britain)	5,995,000	505,258,600
Bank of America Corporation	3,801,200	65,380,640
The Bank Of New York Mellon Corporation	3,205,000	113,104,450
CIT Group Inc.	2,505,300	122,809,806
Citigroup Inc.	2,305,000	109,718,000
		$1,322,574,813
HEALTH CARE — 7.5%
Carefusion Corporation *	4,325,000	$173,951,500
Covidien plc (Ireland)	4,851,700	357,376,222
Johnson & Johnson	1,835,000	180,252,050
Thermo Fisher Scientific Inc.	3,315,000	398,595,600
WellPoint, Inc.	2,025,000	201,588,750
		$1,311,764,122
RETAILING — 5.2%
CVS Caremark Corporation	6,805,000	$509,422,300
Regis Corporation	413,100	5,659,470
Tesco plc (Great Britain)	31,096,050	153,144,937
Walgreen Co.	2,175,000	143,615,250
Wal-Mart Stores, Inc.	1,220,400	93,275,172
		$905,117,129
ENERGY — 4.7%
Bennu Oil & Gas LLC - A *, **	511,472	$29,665,381
Bennu Oil & Gas LLC - B *, **	72,957	—
Canadian Natural Resouces Limited (Canada)	5,176,500	198,622,305
Groupe Bruxelles Lambert S.A. (ADR) (Belgium)	2,358,735	235,515,916
Occidental Petroleum Corporation	3,688,700	351,496,223
		$815,299,825
INDUSTRIAL PRODUCTS — 4.1%
Alcoa Inc.	19,175,000	$246,782,250
Henkel AG &Co. KGaA (Germany)	1,061,150	106,641,224
Norsk Hydro ASA (Norway)	26,646,634	132,836,135
Owens-Illinois, Inc. *	5,815,100	196,724,833
Sound Holding FP Luxembourg *,**,††	1,146,250	17,976,639
		$700,961,081
CONSUMER NON-DURABLE GOODS — 3.4%
Anheuser-Busch InBev SA/NV (ADR) (Belgium)	1,990,000	$209,547,000
Orkla ASA (Norway)	23,328,978	198,891,202
Unilever N.V. (Netherlands)	4,300,000	176,733,010
		$585,171,212
ADVERTISING — 2.2%
The Interpublic Group of Companies	10,351,500	$177,424,710
WPP plc (Great Britain)	10,134,960	209,016,321
		$386,441,031
TELECOMMUNICATIONS — 0.5%
Vodafone Group Plc	2,234,781	$82,262,288

REAL ESTATE — 0.5%
Genting Malaysia Berhad (Malaysia)	64,441,700	$82,910,691

OTHER COMMON STOCKS — 2.2%		$389,867,428

TOTAL COMMON STOCKS — LONG — 53.1% (Cost $6,182,832,143)		$9,235,955,454

LIMITED PARTNERSHIP — 1.0% (Cost $162,071,091)
Endeavour Regional Bank Opportunities Fund, L.P. **,††	$122,700,651	$139,133,458
U.S. Farming Realty Trust, L.P **,††	35,000,000	40,158,545
U.S. Farming Realty Trust II, L.P. **,††	6,129,563	6,532,110
		$185,824,113

CURRENCY DERIVATIVES/FUTURES — 0.3% (Cost $19,644,138)
JPY Put
—Strike $95; expires 09/09/14; $215,000,000* (Barclays Capital counterparty)		$17,148,400
—Strike $95; expires 09/09/14; $214,000,000* (Bank of America counterparty)		17,053,660
—Strike $95; expires 03/24/22; $194,350,000* (Barclays Capital counterparty)		16,770,462
		$50,972,522
BONDS & DEBENTURES

CREDIT- FIXED INCOME
CONVERTIBLE BONDS & DEBENTURES
INDUSTRIAL PRODUCTS — 0.1%
Navistar International Corporation — 3.75% 2014	$9,259,000	$9,351,590

NON-CONVERTIBLE BONDS & DEBENTURES
TECHNOLOGY — 0.8%
The International Business Machines Corporation — 0.55% 2015	$64,385,000	$64,524,554
The International Business Machines Corporation — 0.875% 2014	69,240,000	69,480,249
		$134,004,803
MULTI-INDUSTRY — 0.3%
Berkshire Hathaway Inc. — 3.20% 2015	$48,144,000	$49,370,391

HEALTH CARE — 0.5%
Pfizer Inc. — 5.35% 2015	$82,763,000	$86,523,006

FINANCIAL SERVICES — 0.8%
BP Capital Markets plc — 3.875% 2015	$62,202,000	$64,258,398
International Lease Finance Corporation — 5.65% 2014	5,570,000	5,608,154
iStar Financial Inc.
— 5.85% 2017	4,964,000	5,310,487
— 5.875% 2016	18,836,000	20,060,340
— 6.05% 2015	6,930,000	7,241,850
Springleaf Financial Services
— 5.75% 2016	5,216,000	5,473,540
— 6.5% 2017	8,980,000	9,720,850
— 6.9% 2017	15,366,000	16,921,808
		$134,595,427
RETAILING — 0.2%
Sears Holdings Corporation — 6.625% 2018	$6,654,000	$6,088,410
The Walt Disney Company — 0.875% 2014	32,260,000	32,402,183
		$38,490,593
CONSUMER NON-DURABLE GOODS — 0.1%
Anheuser-Busch InBev — 5.375% 2014	$19,748,000	$20,354,321

TELECOMMUNICATIONS — 0.2%
Comcast Corporation — 6.50% 2015	$38,361,000	$40,175,345

REAL ESTATE— 0.1%
Real Estate Loan Participation
RELP 1 — 12% 2016 **,††	$2,812,796	$2,812,796
RELP 2 — 9% 2015 **,††	13,509,747	13,509,747
RELP 3 — 9.75% 2015 **,††	6,570,806	6,570,806
RELP 4 — 9% 2015 **,††	286,309	286,309
RELP 5 — 9.5% 2016 **,††	2,098,173	2,098,173
		$25,277,831
ENERGY— 0.0%
ATP Oil & Gas Corporation — 8.5% PS loan 2013**,††	$629,414	$294,377
ATP Oil & Gas Corporation — 11.875% 2015*	136,899,000	1,670,168
ATP Oil & Gas Corporation — 14.5% 2014 Term Loan (Floating)**,††	13,244,278	132,443
		$2,096,988

TOTAL CREDIT- FIXED INCOME — 3.1%		$540,240,295

U.S. GOVERNMENT & AGENCIES — 34.1%
Federal National Mortgage Association — 7.5% 2028		$30,517	$35,167
U.S. Treasury Notes
— 0.125% 2014 †		260,000,000	260,050,778
— 0.25% 2014		100,000,000	100,109,860
— 0.25% 2014		175,000,000	175,054,687
— 0.25% 2014		195,000,000	195,139,016
— 0.25% 2014		200,000,000	200,164,060
— 0.25% 2014		210,000,000	210,097,419
— 0.25% 2014		220,000,000	220,249,216
— 0.25% 2014		350,000,000	350,287,105
— 0.25% 2014 †		200,000,000	200,203,120
— 0.25% 2015		250,000,000	250,273,450
— 0.25% 2015		300,000,000	300,304,680
— 0.25% 2015		300,000,000	300,328,140
— 0.375% 2014		250,000,000	250,439,450
— 0.375% 2015		290,000,000	290,638,638
— 0.375% 2015		300,000,000	300,703,140
— 0.50% 2014		180,000,000	180,400,788
— 0.50% 2014 †		300,000,000	300,479,010
— 0.625% 2014		200,000,000	200,319,340
— 0.75% 06/15/14		200,000,000	200,280,280
— 1.00% 05/15/14		185,000,000	185,209,568
— 1.25% 04/15/14		195,000,000	195,077,122
— 1.875% 04/30/14		225,000,000	225,316,418
— 2.125% 2014		230,000,000	233,090,625
— 2.25% 2015		240,000,000	244,237,512
— 2.375% 2015		300,000,000	306,089,340
— 2.625% 2014		50,000,000	50,317,870
TOTAL U.S. GOVERNMENT & AGENCIES			$5,924,895,799

INTERNATIONAL GOVERNMENT & AGENCIES — 3.3%
Singapore Treasury Bills
— 0.20% 2014	SGD	125,000,000	99,349,112
— 0.205% 2014		11,840,000	9,412,325
— 0.21% 2014		100,000,000	79,469,750
— 0.22% 2014		35,000,000	27,819,978
— 0.27% 2014		35,000,000	27,807,458
— 0.28% 2014		342,000,000	271,745,779
Singapore Government Bond — 3.625% 2014		63,000,000	50,499,168
TOTAL INTERNATIONAL GOVERNMENT & AGENCIES			$566,103,570

MORTGAGE-BACKED SECURITIES —0.4%
Stanwich Mortgage Loan Trust Series
2009-2 — 2.37% 2049**,††		$6,172,547	$2,760,363
2010-1A — 9% 2047**,††		3,757,137	1,900,360
2010-2A — 0% 2057**,††		22,737,180	11,464,086
2010-3A — 0% 2038**,††		13,404,448	6,706,246
2010-4A — 1.77% 2049**,††		17,869,179	9,023,936
2011-1A — 4.51% 2049**,††		34,968,284	18,443,287
2011-2A —0% 2049**,††		19,225,413	10,289,518
2012-2A — 0% 2047**,††		15,532,917	6,601,490
2012-4A — 10.3% 2051**,††		23,632,844	10,871,108
Florida Mortgage Resolution Trust Series 2012-4A— 3.27% 2050 **,††		1,132,350	416,588
			$78,476,982
TOTAL BONDS & DEBENTURES — 40.9% (Cost $7,157,842,882)			$7,109,716,646

TOTAL INVESTMENT SECURITIES — 95.3% (Cost $13,522,390,254)			$16,582,468,735

SHORT-TERM INVESTMENTS — 5.8%
Short-term Corporate Notes:
Exxon Mobil Corporation
— 0.05% 04/10/14		$50,000,000	$49,999,375
— 0.05% 04/11/14		42,747,000	42,746,406
— 0.05% 04/14/14		50,000,000	49,999,097
— 0.05% 04/16/14		90,000,000	89,998,125
— 0.05% 04/18/14		80,000,000	79,998,111
— 0.06% 04/25/14		80,000,000	79,996,800
— 0.06% 04/28/14		80,000,000	79,996,400
— 0.05% 05/02/14		50,000,000	49,997,847
— 0.05% 05/05/14		60,000,000	59,997,167

— 0.07% 04/03/14	50,000,000	49,999,806
— 0.07% 04/07/14	100,000,000	99,998,833
Federal Home Loan Bank
— 0.04% 04/02/14	70,043,000	70,042,922
— 0.04% 04/09/14	50,000,000	49,999,556
— 0.045% 04/09/14	50,000,000	49,999,500
Federal National Mortgage Association
— 0.04% 05/21/14	50,000,000	49,997,222
— 0.04% 05/22/14	41,078,000	41,075,672
State Street Bank Repurchase Agreement— 0.00% 04/01/14 (Dated 03/31/2014, repurchase price of $15,272,000, collateralized by $15,370,000 principal amount U.S. Treasury Note— 3.625% 2044, fair value $15,581,338)	15,272,000	15,272,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,009,114,839)		$1,009,114,839

TOTAL INVESTMENTS — 101.1% (Cost $14,531,505,093)		$17,591,583,574

SECURITIES SOLD SHORT
COMMON STOCKS SOLD SHORT — (1.1)%
Avalonbay Communities, Inc.	(100,400)	$(13,184,528)
Baytex Energy Corp.	(113,500)	(4,674,316)
Crescent Point Energy Corp.	(150,000)	(5,475,885)
Essex Propertry Trust, Inc.	(88,200)	(14,998,410)
Express Scripts, Inc. *	(385,427)	(28,941,713)
Federal Realty Investment Trust	(107,300)	(12,309,456)
HCP, Inc.	(226,700)	(8,793,693)
Hospitality Properties Trust	(182,300)	(5,235,656)
PharMerica Corporation *	(320,700)	(8,973,186)
Pitney Bowes Inc.	(401,000)	(10,421,990)
Ventas Inc.	(61,800)	(3,743,226)
Verizon Communications Inc.	(1,671,900)	(79,532,283)
		$(196,284,342)

OTHER COMMON STOCKS SOLD SHORT — (0.8)%		$(139,531,890)

TOTAL COMMON STOCKS SOLD SHORT — (1.9)% (Proceeds $281,041,500)		$(335,816,232)

Other assets less liabilities, net — 0.8%		$137,259,309
NET ASSETS — 100.0% — NOTE 2		$17,393,026,651

*	Non-income producing security.

**	Restricted securities. These restricted securities constituted 2.0% of total net assets at March 31, 2014.

†	Security segregated as collateral for securities sold short.

††

  These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 1.8% of total net assets at March 31, 2014.

NOTE 1 - Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortizedcost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurringafter the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents thevaluation levels of the Fund’s investments as of March 31, 2014:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks — Long	$9,188,313,434	$29,665,381	$17,976,639	$9,235,955,454
Limited Partnerships	—	—	185,824,113	185,824,113
Convertible Bonds & Debentures	—	9,351,590	—	9,351,590
Credit Bonds & Debentures	—	505,184,054	25,704,651	530,888,705
U.S. Government & Agencies	—	5,924,895,799	—	5,924,895,799
International Government & Agencies	—	566,103,570	—	566,103,570
Mortgage-Backed Securities	—	—	78,476,982	78,476,982
Short-Term Investments	—	1,009,114,839	—	1,009,114,839
	$9,188,313,434	$8,044,315,233	$307,982,385	$17,540,611,052
Currency Options (currency risk)	$—	$50,972,522	$—	$50,972,522
Forward foreign currency contracts (currency risk)
Receivable	—	3,892,537	—	3,892,537
Payable	—	(1,623,961)	—	(1,623,961)
	$—	$53,241,098	$—	$53,241,098
Common Stocks Sold Short	$(335,816,232)	—	—	$(335,816,232)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended March 31, 2014:

Investment	Beginning Value at December 31, 2013	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at March 31, 2014	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2014

Common Stocks — Long	$9,295,858	$(9,557)	$8,690,338	—	—	$17,976,639	$(26,480)
Limited Partnership	175,920,571	2,098,354	26,073,357	$(18,268,169)	—	185,824,113	10,684,485
Credit Bonds & Debentures	26,007,445	(239,200)	101,854	(165,448)	—	25,704,651	736,663
Mortgage-Backed Securities	81,356,636	3,601,154	—	(6,480,808)	—	78,476,982	(34,895)
	$292,580,510	$5,450,751	$34,865,549	$(24,914,425)	—	$307,982,385	$11,359,773

*Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1, 2, or 3 during the quarter ended March 31, 2014. The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2014:

Financial Assets	Fair Value at March 31, 2014	Valuation Technique(s)	Unobservable Inputs	Price/Range

Common Stocks- Long	$17,976,639	Most Recent Capitlization (Funding)*	Private Financing	$15.68

Limited Partnerships	$139,133,458	NAV as Practical Expedient**	N/A	$113.39

	$40,158,545	NAV as Practical Expedient**	N/A	$114.74

	$6,532,110	NAV as Practical Expedient**	N/A	$106.57

Credit Bonds & Debentures	$25,277,831	Most Recent Capitlization (Funding)*	Private Financing	$100.00

	$294,377	Third-Party Broker Quote/Guarantee***	Quotes/Prices	$46.77

	$132,443	Third-Party Broker Quote****	Quotes/Prices	$1.00

Mortgage-Backed Securities	$78,476,982	Methods of Comparables/Consensus Pricing*****	Quotes/Prices	$43.63- $61.63
			Discount	1.2%-18.3% (7.8%)

*The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

** No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

*** The Third-Party Broker Quote/Guarantee technique involves obtaining an independent third-party broker quote in conjunction with the thirdparty guarantees for a portion of the value.

**** The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

*** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund’s transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At March 31, 2014, the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is either Barclays Capital (BC) or State Street Bank and Trust (SSB), as follows:

Foreign Currency Sold	Local Contract Amount	Settlement Date	Valuation at March 31, 2014	Unrealized Appreciation/ (Depreciation)

Euro (BC)	118,300,000	6/23/2014	$162,970,080	$1,625,442
Singapore Dollar (SSB)	11,840,000	4/4/2014	9,412,513	33,040
Singapore Dollar (SSB)	35,000,000	4/21/2014	27,824,151	53,188
Singapore Dollar (SSB)	125,000,000	5/2/2014	99,371,969	348,813
Singapore Dollar (SSB)	100,000,000	5/16/2014	79,497,575	234,525
Singapore Dollar (SSB)	250,000,000	6/13/2014	198,743,938	1,400,165
Singapore Dollar (SSB)	64,141,875	7/1/2014	50,991,236	197,364

Total Appreciation			$628,811,462	$3,892,537

British Pound (BC)	60,000,000	4/28/2014	$100,032,000	$(1,083,000)
Singapore Dollar (SSB)	92,000,000	6/13/2014	73,137,769	(392,670)
Singapore Dollar (SSB)	35,000,000	6/27/2014	27,824,151	(148,291)

Total Depreciation			$200,993,920	$(1,623,961)

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities (excluding securities sold short) was $13,561,887,791 for Federal income tax purposes. Net unrealized appreciation for Federal income tax for those investment securities consists of:

Gross unrealized appreciation:	$3,163,522,425
Gross unrealized depreciation:	(140,672,905)
Net unrealized appreciation:	$3,022,849,520

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	May 29, 2014

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 29, 2014